UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Barry R. Feirstein
Title:
Phone:    (646) 521-8300

Signature, Place and Date of Signing:


/s/ Barry Feirstein             New York, New York           November 7, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name

     28-
         -----------------------     --------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total: $ 70,108
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.            Form 13F File Number          Name

               28-
----              -------------------        ------------------------------

                                                     FORM 13F INFORMATION TABLE
Item 1:                       Item 2:    Item 3:    Item 4:         Item 5:         Item 6:     Item 7:             Item 8:

                              Title                  Fair
                               of        CUSIP        Mkt      SHRS OR  SH/  PUT/   Invment   Managers          Voting Authority
Name of Issuer                Class      Number      Value     PRN AMT  PRN/ CALL   Discret   See Inst. V   Sole       Shared  None
4 KIDS ENTMT INC              COM       350865101    1,650      100,000             SOLE                      100,000
APTIMUS INC                   COM       03833V108      175       25,000             SOLE                       25,000
ARBITRON INC                  COM       3875Q108     2,406       65,000             SOLE                       65,000
CAMECO CORP                   COM       13321L108    3,657      100,000             SOLE                      100,000
CBEYOND INC                   COM       149847105   12,353      450,000             SOLE                      450,000
CLEAR CHANNEL OUTDOOR HLDGS   CL A      18451C109    1,020       50,000             SOLE                       50,000
COINSTAR INC                  COM       19259P300   10,073      350,000             SOLE                      350,000
COLLECTORS UNIVERSE INC       COM NEW   19421R200    1,209       86,700             SOLE                       86,700
COLOR KINETICS INC            COM       19624P100    2,547      150,000             SOLE                      150,000
DARLING INTL INC              COM       237266101    1,048      250,000             SOLE                      250,000
DELUXE CORP                   COM       248019101      171       10,000             SOLE                       10,000
DTS INC COM                   COM       23335C101    6,884      325,000             SOLE                      325,000
GLOBAL TRAFFIC NETWORK INC    COM       37947B103      326       69,500             SOLE                       69,500
HEALTH GRADES INC             COM       42218Q102      445      100,000             SOLE                      100,000
HOUSTON WIRE & CABLE          COM       44244K109    1,410       75,000             SOLE                       75,000
INFRASOURCE SVCS INC          COM       45684P102      176       10,000             SOLE                       10,000
IROBOT CORP                   COM       462726100    5,015      250,000             SOLE                      250,000
LAMAR ADVERTISING CO          CL A      512815101    1,335       25,000             SOLE                       25,000
LEVEL 3 COMMUNICATIONS INC    COM       52729N100    5,390    1,000,000             SOLE                    1,000,000
MCMORAN EXPLORATION CO        COM       582411104      444       25,000             SOLE                       25,000
MILLICOM INTL CELLULAR SA     SHS NEW   2418128      1,023       25,000             SOLE                       25,000
NAVTEQ CORP                   COM       63936L100      522       20,000             SOLE                       20,000
NELNET INC                    CL A      64031N108      615       20,000             SOLE                       20,000
NET 1 UEPS TECHNOLOGIES INC   COM NEW   64107N206    2,286      100,000             SOLE                      100,000
PROVIDENCE SVC CORP           COM       743815102    2,759      100,000             SOLE                      100,000
SINA CORP                     ORD       G81477104      968       38,500             SOLE                       38,500
SIRIUS SATELLITE RADIO INC    COM       82966U103      196       50,000             SOLE                       50,000
SUNCOR ENERGY INC             COM       867229106    3,603       50,000             SOLE                       50,000
SUNPOWER CORP                 CL A      867652109      277       10,000             SOLE                       10,000
VIEWPOINT CORP                COM       92672P108       59       50,000             SOLE                       50,000
ZIPREALTY INC                 COM       98974V107       66        9,000             SOLE                        9,000
                                                    70,108

SK 00618 0001 715030